Net Capital Requirements (Details) $ in Thousands	Dec. 31, 2020 USD ($)
B. Riley Securities [Member]
Net Capital Requirements (Details) [Line Items]
Net capital	$ 146,060
Excess capital	140,101
B. Riley Wealth Management [Member]
Net Capital Requirements (Details) [Line Items]
Net capital	4,998
Excess capital	4,299
Maximum [Member] | B. Riley Securities [Member]
Net Capital Requirements (Details) [Line Items]
Excess capital	5,959
Maximum [Member] | B. Riley Wealth Management [Member]
Net Capital Requirements (Details) [Line Items]
Excess capital	$ 699